LEASE LIABILITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Lease Liabilities
LEASE LIABILITIES

NOTE 11 – LEASE LIABILITIES

The Company determines whether a contract is, or contains, a lease at inception. Right-of-use assets represent the Company’s right to use an underlying asset during the lease term, and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Right-of-use assets and lease liabilities are recognized at lease commencement based upon the estimated present value of unpaid lease payments over the lease term. The Company leases its office and warehouse locations, and certain warehouse equipment. Leases with an initial term of 12 months or less are not included on the balance sheets.

Operating Leases

The Company leases approximately 4,500 square feet of corporate office and warehouse space located at 746 North Drive, Suite A, Melbourne, Florida 32934. The lease is for a five-year term and expires on May 31, 2023. The initial monthly base rent was approximately $3,994, plus state taxes. The monthly base rent increases annually by 3 percent.

The Company leases a 30,000 square foot warehouse and main distribution hub in Greer, South Carolina. The lease is for a 63-month term that commenced in May 2019 and expires on August 1, 2026. Beginning in April 2020, the Company’s monthly rent includes monthly base payments of $10,200, plus applicable monthly CAM fees (“Common Area Maintenance”). The monthly base rent increases annually by 2 percent.

The Company leases a 10,000 square foot distribution hub in Conway, South Carolina. The lease is for a 62-month term that commenced in October 2021 and expires in November 2026. The Company’s monthly rent is approximately $7,261 plus applicable monthly CAM fees (Common Area Maintenance). The monthly base rent increases annually by 1.5 percent.

Finance Leases

On March 17, 2020, the Company entered into a lease agreement for equipment. The finance lease is for a 62-month term that commenced in April 2020 and expires in March 2025. The agreement includes monthly payments of $676.

During the six months ended June 30, 2022 and 2021, lease costs totaled $152,841 and $93,569, respectively.

Our ROU asset balance was $966,955 as of December 31, 2021. During the six months ended June 30, 2022, the Company recorded reduction of ROU assets of $96,219 related to its leases, resulting in an ROU asset balance of $870,736 as of June 30, 2022.

As of December 31, 2021, lease liabilities totaled $1,052,720, comprised of finance lease liabilities of $25,481 and operating lease liabilities of $1,027,239. During the six months ended June 30, 2022, the Company made payments of $3,798 against its finance lease liability and $99,476 against its operating lease liability. As of June 30, 2022, lease liabilities totaled $949,446, comprised of finance lease liabilities of $21,683 and operating lease liabilities of $927,763. At June 30, 2022, the current portion of lease liabilities was $224,162, leaving a long-term lease liabilities balance of $725,284.

As of June 30, 2022, the weighted average remaining lease terms for operating lease and finance lease are 4.14 years and 2.75 years, respectively. As of June 30, 2022, the weighted average discount rate for operating lease is 10.00% and 2.09% for finance lease.

Future minimum lease payments under the leases are as follows:

Years Ending December 31,	Amount
2022 (remaining)	$154,969
2023	282,347
2024	262,715
2025	261,083
2026 and thereafter	198,217
Total payments	1,159,331
Less: Amount representing interest	(209,885)
Present value of net minimum lease payments	949,446
Less: Current portion	(224,162)
Non-current portion	$725,284

NOTE 14 – LEASE LIABILITIES

The Company determines whether a contract is, or contains, a lease at inception. Right-of-use assets represent the Company’s right to use an underlying asset during the lease term, and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Right-of-use assets and lease liabilities are recognized at lease commencement based upon the estimated present value of unpaid lease payments over the lease term. The Company leases its office and warehouse locations, and certain warehouse equipment. Leases with an initial term of 12 months or less are not included on the balance sheets.

Operating Leases

The Company leases approximately 4,500 square feet of corporate office and warehouse space located at 746 North Drive, Suite A, Melbourne, Florida 32934. The lease is for a five-year term and expires on May 31, 2023. The initial monthly base rent was approximately $3,994, plus state taxes. The monthly base rent increases annually by 3 percent.

The Company leases a 30,000 square foot warehouse and main distribution hub in Greer, South Carolina. The lease is for a 63-month term that commenced in May 2019 and expires on August 1, 2026. Beginning in April 2020, the Company’s monthly rent includes monthly base payments of $10,200, plus applicable monthly CAM fees (“Common Area Maintenance”). The monthly base rent increases annually by 2 percent.

The Company leases a 10,000 square foot distribution hub in Conway, South Carolina. The lease is for a 62-month that commenced in October 2021 and expires in November 2026. The Company’s monthly rent is approximately $7,261 plus applicable monthly CAM fees (Common Area Maintenance). The monthly base rent increases annually by 1.5 percent. In October 2021, the Company recognized an operating lease right of use (“ROU”) asset and lease liability of $345,649, related to the Conway, South Carolina operating lease utilizing a present value rate of 10%.

Finance Leases

On March 17, 2020, the Company entered into a lease agreement for equipment. The finance lease is for a 62-month term that commenced in April 2020 and expires in March 2025. The agreement includes monthly payments of $676.

During the years ended December 31, 2021 and 2020, lease costs totaled $291,697 and $119,392, respectively.

Our ROU asset balance was $912,993 as of December 31, 2020. During the year ended December 31, 2021, the Company added $345,659 of operating leases and recorded amortization of ROU assets of $291,697 related to its leases, resulting in an ROU asset balance of $966,955 as of December 31, 2021.

As of December 31, 2020, lease liabilities totaled $912,993, comprised of finance lease liabilities of $32,980 and operating lease liabilities of $880,013. During the year ended December 31, 2021, the Company added $345,659 of operating leases, and made payments of $7,499 against its finance lease liability and $198,433 against its operating lease liability. As of December 31, 2021, lease liabilities totaled $1,052,720, comprised of finance lease liabilities of $25,481 and operating lease liabilities of $1,027,239. At December 31, 2021, the current portion of lease liabilities was $213,837, leaving a long-term lease liabilities balance of $838,883.

As of December 31, 2021, the weighted average remaining lease terms for operating lease and finance lease are 4.51 years and 3.25 years, respectively. As of December 31, 2021, the weighted average discount rate for operating lease is 10.00% and 2.09% for finance lease.

Future minimum lease payments under the leases are as follows:

Years Ending December 31,	Amount
2022	$307,808
2023	282,347
2024	262,715
2025	261,083
2026 and thereafter	198,219
Total payments	1,312,172
Less: Amount representing interest	(259,452)
Present value of net minimum lease payments	1,052,720
Less: Current portion	(213,837)
Non-current portion	$838,883